TAXES (Details 2) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
TAXES
Net accumulated loss-carry forward	$ 137,376	$ 88,609	$ 530,886
Less: valuation allowance	(137,376)	(88,609)	(530,886)
Net deferred tax assets	$ 0	$ 0	$ 0